Note 11 - Common Stock and Additional Paid-In Capital (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 24, 2011 SEDA [Member] YA Global Master SPV Ltd. [Member]	Dec. 31, 2009 SEDA [Member] YA Global Master SPV Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in Shares)					223,000
Common Stock, Value, Issued	$ 171		$ 172		$ 22
Adjustments to Additional Paid in Capital, Other					2,520
Proceeds from Issuance of Common Stock	$ 6,833	$ (27)			$ 2,936
Stockholders' Equity, Reverse Stock Split				1-for-10 reverse stock split
Share Price (in Dollars per share)				$ 0.01